Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,par value $0.01per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	35.72
Maximum Aggregate Offering Price	$ 71,440,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,937.46
Offering Note
(1)    Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers an indeterminate amount of shares of common stock, par value $0.01 per share (the “Common Stock”) of CNO Financial Group, Inc. (the “Company”), as may become issuable under the CNO Financial Group, Inc. Amended and Restated Long-Term Incentive Plan (the “Plan”) by reason of any stock split, stock dividend, recapitalization or similar transaction.

(2)    Pursuant to Rules 457(c) and 457(h) of the Securities Act, estimated solely for the purpose of calculating the amount of the registration fee based upon a price of $35.72 per share of Common Stock, which is the average of the high ($35.91) and low ($35.53) prices of the Company’s Common Stock as reported by the New York Stock Exchange on August 4, 2025.

(3)    Represents 2,000,000 additional shares of Common Stock authorized for issuance under the Plan, as approved by the Company’s stockholders on May 8, 2025.

(4)    The amount of registration fee is calculated only with respect to the additional shares of Common Stock registered on this Registration Statement. The existing securities issuable under the Plan were registered, and the correlating registration fees paid, pursuant to the Registration Statements on Form S-8 filed by the Company with the Securities and Exchange Commission on September 16, 2003 (File No. 333-108835), May 13, 2010 (File No. 333-166788), May 11, 2017 (File No. 333-217884) and May 11, 2020 (File No. 333-238163).